COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Cumulative Product claims Activity
	Year ended December 31,
	2022	2021	2020
Outstanding claims, January 1,	203	173	156

New claims	87	73	38
Settled and dismissed claims	(69)	(43)	(21)

Outstanding claims, December 31 (*)	221	203	173

(*) As of December 31, 2022, not including 8 pending claims filed against the Company in the United States which are at an early stage.